Parent Company Only Condensed Financial Information (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
CONDENSED STATEMENTS OF INCOME
Interest income	$ 4,499	$ 4,644	$ 4,505	$ 4,277	$ 4,439	$ 4,282	$ 4,417	$ 4,440
Interest expense									(3,065)	(3,421)
Other expenses									(1,581)	(1,573)
Income tax benefit									693	1,227
Net income	1,005	1,341	1,214	850	908	868	1,149	1,088	4,410	4,013
Other comprehensive income (loss)				(4,202)					2,360	(4,202)
Comprehensive income (loss)									6,770	(189)
Parent Company [Member]
CONDENSED STATEMENTS OF INCOME
Dividends from banking subsidiary									4,000	4,000
Interest income									198	199
Interest expense									(195)	(281)
Other expenses									(274)	(246)
Income (loss) before income tax and undistributed subsidiary income									3,729	3,672
Income tax benefit									(92)	(112)
Equity in undistributed income or net income of banking subsidiary									589	229
Net income									4,410	4,013
Other comprehensive income (loss)									2,360	(4,202)
Comprehensive income (loss)									$ 6,770	$ (189)